Earnings per Share ("EPS") and Diluted Earnings per Share ("Diluted EPS") - Additional Information (Detail) - $ / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Earnings per share [abstract]
Average market value of common shares	$ 29.68	$ 27.76	$ 28.96	$ 26.89